Debt - Scheduled Principal Payments (Details) $ in Millions, $ in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 4,531	$ 6,534
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,181	4,577
Cost | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	294	423
Cost | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	519	747
Cost | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	294	423
Cost | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	294	423
Cost | 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	294	423
Cost | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,486	$ 2,138